UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21471

        Nuveen Tax-Advantaged Total Return Strategy Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            12/31

Date of reporting period:          03/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Tax-Advantaged Total Return Strategy Fund (JTA)
March 31, 2005

Shares	Description(1)					Value

	COMMON STOCKS - 101.6% (71.1% of Total Investments)
	Aerospace & Defense - 6.0%
140,000	Lockheed Martin Corporation					$ 8,548,400
235,000	Raytheon Company					9,094,500

						17,642,900

	Auto Components - 0.8%

555,000	Delphi Corporation					2,486,400

	Chemicals - 2.9%
492,000	DSM NV, Sponsored ADR					8,585,400

	Commercial Banks - 5.0%
150,000	Wachovia Corporation					7,636,500
120,000	Wells Fargo & Company					7,176,000

						14,812,500

	Commercial Services & Supplies - 2.4%
155,000	Pitney Bowes Inc.					6,993,600

	Containers & Packaging - 2.5%
300,000	Packaging Corp of America					7,287,000

	Diversified Financial Services - 8.6%
205,000	Citigroup Inc.					9,212,700
265,000	IndyMac Bancorp, Inc.					9,010,000
205,000	JPMorgan Chase & Co.					7,093,000

						25,315,700

	Diversified Telecommunication Services - 11.7%
343,000	KT Corporation, Sponsored ADR					7,309,330
235,000	SBC Communications Inc.					5,567,150
330,000	Sprint Corporation					7,507,500
235,000	Telecom Italia S.p.A., Sponsored ADR					7,379,000
190,000	Verizon Communications Inc.					6,745,000

						34,507,980

	Electric Utilities - 3.0%
652,000	Korea Electric Power Corporation (KEPCO), Sponsored ADR					8,762,880

	Food & Staples Retailing - 4.4%
375,000	Albertson's, Inc.					7,743,750
240,625	J Sainsbury plc, Sponsored ADR					5,221,562

						12,965,312

	Household Durables - 1.5%
207,000	Newell Rubbermaid Inc.					4,541,580

	Household Products - 1.8%
80,000	Kimberly-Clark Corporation					5,258,400

	Insurance - 4.9%

390,000	Aon Corporation					8,907,600
80,000	Hartford Financial Services Group, Inc.					5,484,800

						14,392,400

	Metals & Mining - 6.5%
404,000	Alumina Limited, Sponsored ADR					7,433,600
90,000	Rio Tinto plc, Sponsored ADR					11,677,500

						19,111,100

	Multi-Utilities & Unregulated Power - 4.2%
110,000	Dominion Resources, Inc.					8,187,300
180,000	United Utilities plc, Sponsored ADR					4,347,000

						12,534,300

	Oil & Gas - 13.9%
80,000	ChevronTexaco Corporation					4,664,800
56,700	ConocoPhillips					6,114,528
53,000	Eni S.p.A., Sponsored ADR					6,898,480
215,000	Kerr-McGee Corporation					16,840,950
55,000	Total SA, Sponsored ADR					6,447,650

						40,966,408

	Paper & Forest Products - 4.1%
125,000	International Paper Company					4,598,750
110,000	Weyerhaeuser Company					7,535,000

						12,133,750

	Pharmaceuticals - 2.5%
230,000	Merck & Co. Inc.					7,445,100

	Road & Rail - 2.1%
90,000	Union Pacific Corporation					6,273,000

	Thrifts & Mortgage Finance - 3.9%
212,000	Fannie Mae					11,543,400

	Tobacco - 8.9%
235,000	Altria Group, Inc.					15,366,650
330,000	Loews Corp - Carolina Group					10,923,000

						26,289,650

	Total Common Stocks (cost $268,074,514)					299,848,760

					Ratings**

Shares	Description(1)	Coupon		Moody's	S&P	Value

	PREFERRED SECURITIES - 11.2% (7.8% of Total Investments)

	Capital Markets - 1.2%

17,500	Bear Stearns Companies, Series E	6.150%		A3	BBB	903,000
77,700	Lehman Brothers Holdings Inc., Series F	6.500%		A3	BBB+	2,043,510
25,000	Merrill Lynch and Company	10.620%		A2	A-	633,000

						3,579,510

	Commercial Banks - 2.1%
41,100	Abbey National plc	7.375%		A2	A-	1,076,820
23,500	Abbey National plc, Series B	7.375%		A2	A-	627,450
80,000	ABN AMRO Capital Trust Fund VII	6.080%		A2	A	1,954,400
25,000	Banco Santander	6.410%		A2	BBB+	638,750
40,000	HSBC USA Inc.	3.870%		A2	A-	1,000,000
40,000	Royal Bank of Scotland Group plc, Series M	6.400%		A1	A	1,012,000

						6,309,420

	Consumer Finance - 0.7%

36,100	SLM Corporation, Series A	6.970%		Baa1	BBB+	1,985,500

	Diversified Financial Services - 1.5%
19,500	Citigroup Inc., Series F	6.365%		Aa3	A	1,004,250
30,000	Citigroup Inc., Series H	6.231%		Aa3	N/R	1,552,500
5,000	ING Group NV	7.050%		N/R	A-	128,300
48,400	ING Group NV	7.200%		A2	A-	1,250,656
25,600	ING Group NV	6.200%		A2	A-	631,040

						4,566,746

	Electric Utilities - 1.7%
39,500	Alabama Power Company, Series A	5.300%		Baa1	BBB+	1,031,938
9,800	Consolidated Edison Company of New York, Inc.	5.000%		A3	BBB+	898,954
41,500	Interstate Power and Light Company	7.100%		Baa3	BBB-	1,105,145
40,000	Mississippi Power Company	5.250%		A3	BBB+	1,003,752
40,000	Savannah Electric and Power Company	6.000%		Baa1	BBB+	1,068,752

						5,108,541

	Insurance - 1.6%
73,000	Ace Ltd., Series C	7.800%		Baa2	BBB-	1,898,730
40,000	Genworth Financial Inc., Series A	5.250%		Baa1	BBB+	2,086,252
30,000	Prudential plc	6.750%		Baa1	A	763,200

						4,748,182

	Thrifts & Mortgage Finance - 2.4%
35,000	Fannie Mae	5.810%		Aa3	AA-	1,659,000
33,900	Fannie Mae	5.125%		Aa3	AA-	1,416,003
20,000	Fannie Mae	5.500%		Aa3	AA-	907,600
18,400	Federal Home Loan Mortgage Corporation	6.000%		Aa3	AA-	920,920
20,000	Federal Home Loan Mortgage Corporation	5.700%		Aa3	AA-	975,000
21,900	Federal Home Loan Mortgage Corporation	5.000%		Aa3	AA-	920,895

						6,799,418

	Total Preferred Securities (cost $33,630,008)					33,097,317

					Ratings**
Principal			Stated
Amount (000)	Description(1)	Coupon	Maturity	Moody's	S&P	Value

	CORPORATE BONDS - 4.3% (3.0% of Total Investments)

	Construction Materials - 1.1%
$2,800	Texas Industries Inc.	10.250%	6/15/11	B1	BB-	3,185,000

	Hotels, Restaurants & Leisure - 0.7%
2,000	Park Place Entertainment	8.875%	9/15/08	Ba2	BB-	2,197,500

	Household Durables - 1.8%
2,000	D.R. Horton, Inc.	7.500%	12/01/07	Ba1	BB+	2,113,518
2,000	Standard Pacific Corporation	6.500%	10/01/08	Ba2	BB	2,020,000
1,000	Standard Pacific Corporation	9.500%	9/15/10	Ba2	BB	1,060,000

						5,193,518

	Paper & Forest Products - 0.7%

2,000	Georgia-Pacific Corp	7.375%	7/15/08	Ba2	BB+	2,105,000

	Total Corporate Bonds (cost $12,739,328)					12,681,018

		Weighted			Ratings**
Principal		Average	Stated
Amount (000)	Description(1)	Coupon	Maturity*	Moody's	S&P	Value

	VARIABLE RATE SENIOR LOAN INTERESTS(2) - 23.7 (16.5% of Total Investments)
	Aerospace & Defense - 2.0%
2,000	Hexcel, Term Loan B	4.990%	3/01/12	B2	B+	2,030,626
1,900	K & F Industries, Inc., Term Loan B	5.330%	11/18/12	B2	B+	1,934,834
1,633	Vought Aircraft Industries, Inc., Term Loan	5.350%	12/22/11	Ba3	B+	1,659,042
364	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	5.190%	12/22/10	Ba3	B+	369,318

						5,993,820

	Auto Components - 2.0%
2,000	Federal-Mogul Corporation, Term Loan (b)	TBD	TBD	B1	N/R	2,008,750
2,000	Federal-Mogul Corporation, Term Loan A (a)	5.100%	2/24/04	N/R	N/R	1,876,563
1,985	Mark IV Industries, Inc., Term Loan B	6.237%	6/23/11	B1	BB-	2,019,738

						5,905,051

	Building Products- 0.6%
1,870	PP Holding Corporation, Term Loan	5.350%	11/12/11	B1	B	1,895,713

	Chemicals- 0.7%
2,000	Rockwood Specialties Group, Inc., Tranche D	4.950%	7/30/12	B1	B+	2,044,286

	Commercial Services & Supplies - 1.8%
703	Allied Waste North America, Inc., Letter of Credit (b)	TBD	TBD	B1	BB	709,850
1,897	Allied Waste North America, Inc., Term Loan B (b)	TBD	TBD	B1	BB	1,916,594
2,813	Allied Waste North America, Inc., Term Loan B (b)	TBD	TBD	B2	BB	2,822,471

						5,448,915

	Containers & Packaging - 1.0%
788	Owens-Illinois Group, Inc, Term Loan B	5.580%	4/01/08	N/R	N/R	803,901
175	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	2.100%	11/01/11	Ba3	BB-	178,181
1,396	Smurfit-Stone Container Corporation, Term Loan B	4.780%	11/01/11	Ba3	BB-	1,423,910
429	Smurfit-Stone Container Corporation, Term Loan C	4.870%	11/01/11	Ba3	BB-	438,243

						2,844,235

	Electrical Equipment - 0.7%
1,704	Sensus Metering Systems Inc., Term Loan B-1	5.430%	12/17/10	B2	B+	1,724,232
256	Sensus Metering Systems Inc., Term Loan B-2	5.430%	12/17/10	B2	B+	258,635

						1,982,867

	Healthcare Providers & Services - 1.1%
1,199	Alderwoods Group, Inc., Term Loan B-2	4.870%	9/29/08	B1	BB-	1,218,986
1,985	IASIS Healthcare LLC., Term Loan B	4.810%	6/22/11	B1	B+	2,019,738

						3,238,724

	Hotels Restaurants & Leisure - 2.6%
1,982	24 Hour Fitness Worldwide, Inc., Term Loan B	6.250%	7/01/09	B1	B	2,013,780
1,980	Jack in the Box, Inc., Term Loan	4.570%	1/09/10	Ba2	BB	2,012,175
342	Venetian Casino Resort, Delayed Draw, Term Loan (c)	0.750%	6/15/11	B1	B+	4,594
1,658	Venetian Casino Resort, Term Loan	4.810%	6/15/11	B1	B+	1,680,712
2,080	Wyndham International, Inc., Term Loan II	8.563%	4/01/06	N/R	CCC+	2,087,554

						7,798,815

	Household Durables - 0.6%
1,661	Sealy Mattress Company, Term Loan C	4.770%	8/06/12	B2	B+	1,695,312

	Household Products - 1.0%
2,970	Solo Cup Company, Term Loan	4.970%	2/27/11	B1	B+	3,017,520

	Insurance - 0.7%
1,918	Conseco, Inc., Term Loan	6.350%	6/22/10	B2	BB-	1,956,157

	IT Services - 0.7%
2,000	Fidelity National Information Services, Term Loan B	4.510%	3/09/13	Ba3	BB	2,009,500

	Machinery - 0.5%
1,482	Dressner-Rand Group Inc., Term Loan	4.560%	10/10/10	B1	B+	1,509,304

	Media - 4.9%
1,985	Charter Communications Operating, LLC, Term Loan B	5.980%	4/07/11	B2	B	1,997,317
1,995	Emmis Operating Company, Term Loan	4.520%	11/10/11	Ba2	B+	2,024,786
2,000	Freedom Communications, Inc., Term Loan B	4.597%	5/18/12	Ba3	B+	2,036,500
1,990	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	5.350%	4/26/11	N/R	N/R	1,994,665
1,920	Regal Cinemas Corporation, Term Loan	5.093%	11/10/10	Ba3	BB-	1,955,504
883	Transwestern Publishing Company LLC, First Lien Term Loan	4.459%	2/25/11	B1	BB-	886,912
990	Transwestern Publishing Company LLC, Second Lien Term Loan	7.500%	2/25/12	B3	BB-	1,001,964
2,226	WMG Acquisition Corp., Term Loan	5.090%	2/27/11	B1	B+	2,246,272

						14,143,920

	Metals & Mining - 0.9%
2,755	Amsted Industries Incorporated, Term Loan B	5.510%	10/15/10	B1	BB-	2,802,720

	Real Estate - 1.9%
1,521	Crescent Real Estate Funding XII,L.P., Term Loan	4.940%	3/20/06	N/R	BB+	1,535,638
1,995	General Growth Properties, Term Loan B	5.100%	11/12/08	Ba2	BB+	2,031,457
2,000	LNR Property Corporation, Term Loan	5.810%	2/03/08	B2	B+	2,029,688

						5,596,783

	Total Variable Rate Senior Loan Interests (cost $69,154,149)					69,883,642

	HIGH-GRADE SHORT-TERM INVESTMENTS - 2.3% (1.6% of Total Investments)

$6,838	State Street Bank Euro Dollar Time Deposit, 2.400%, 4/01/05					6,837,575

	Total High Grade Short-Term Investments (cost $6,837,575)					6,837,575

	Total Investments (cost $390,435,574) - 143.1%					422,348,312

	FundNotes - (26.4)%					(78,000,000)

	Other Assets Less Liabilities - (1.5)%					(4,239,158)

	FundPreferred Shares, at Liquidation Value (15.2)%					(45,000,000)

	Net Assets Applicable to Common Shares - 100%					$ 295,109,154

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks.
Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.
At March 31, 2005, the fund had unfunded loan commitments of $341,880.
*	Senior Loans in the Fund's portfolio generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a
Borrower to prepay, prepayments of Senior Loans in the Fund's portfolio may occur. As a result, the actual remaining maturity of Senior Loans held in the Fund's portfolio may be substantially less than the stated maturities shown. The Fund estimates that the actual average maturity of the Senior Loans held in its portfolio will be approximately 18-24 months.
**	Ratings below Baa by Moody's Investor Service, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
(a)	At or subsequent to March 31, 2005, this issue was under the protection of the Federal bankruptcy court.
(b)	Purchased on a when-issued or delayed delivery basis.
(c)	Position represents an unfunded loan commitment outstanding at March 31, 2005.
ADR	American Depository Receipt.
TBD	Senior Loan purchased on a when-issued or delayed delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement.
At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At March 31, 2005, the cost of investments was $390,682,136.

Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$45,494,117
	Depreciation	(13,827,941)

	Net unrealized appreciation of investments	$31,666,176

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         05/27/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         05/27/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         05/27/05

* Print the name and title of each signing officer under his or her signature.